Leases - Schedule of Lease Liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Schedule of Lease Liabilities [Abstract]
Balance at 1 January	€ 10,785		€ 8,322
Balance at 31 December	273	$ 229,359	10,785	€ 8,322
Payment of lease liabilities	(768)		(760)
New leases	289		3,072
Revaluations	455		151
Disposals	(10,471)
Interest expense	445		530	€ 32
Interest paid	€ (462)		€ (530)